Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Revenue From Collaboration Agreements
Schedule of revenue from collaboration agreements
	Year ended December 31,	Year ended December 31,	Year ended December 31
	2021	2020	2019
	£	£	£
Revenue from collaboration agreements	1,978,659	1,978,659	3,426,846